Other current operating assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	SFr 16,492	SFr 5,213
Indirect taxes (VAT/GST) receivables	26,934	12,442
Other current assets	4,598	2,324
Other current operating assets	SFr 48,024	SFr 19,979